Consolidated Statements Of Changes In Shareholders' Deficit ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income/(Loss) CNY (¥)	Accumulated Other Comprehensive Income/(Loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Beginning balance, Shares at Dec. 31, 2018 | shares	[1]			67,966,900		67,966,900
Beginning balance at Dec. 31, 2018		¥ (509,403)		¥ 1						¥ 47,546				¥ (556,950)
Accretion of redeemable convertible preferred shares		(74,558)												(74,558)
Deemed dividend from re-designation of ordinary shares to Series Angel+ preferred shares, Shares | shares	[1]			(7,803,400)		(7,803,400)
Deemed dividend from re-designation of ordinary shares to Series Angel+ preferred shares		(64,745)								(18,577)				(46,168)
Share-based compensation		1,990								1,990
Net loss		(1,873,383)												(1,873,383)
Other comprehensive loss		30,409										¥ 30,409
Ending balance, Shares at Dec. 31, 2019 | shares	[1]			60,163,500		60,163,500
Ending balance at Dec. 31, 2019		(2,489,690)		¥ 1						30,959		30,409		(2,551,059)
Accretion of redeemable convertible preferred shares		(320,301)												(320,301)
Share-based compensation, Shares | shares	[1]			4,745,200		4,745,200
Share-based compensation		120,698								120,698
Net loss		(3,176,914)												(3,176,914)
Other comprehensive loss		(53,370)										(53,370)
Ending balance, Shares at Dec. 31, 2020 | shares	[1]			64,908,700		64,908,700
Ending balance at Dec. 31, 2020		(5,919,577)		¥ 1						151,657		(22,961)		(6,048,274)
Accretion of redeemable convertible preferred shares		(288,380)												(288,380)
Issuance of ordinary shares in connection with initial public offering, Shares | shares	[1]			6,372,528		6,372,528
Issuance of ordinary shares in connection with initial public offering		589,959								589,959
Automatic conversion of redeemable convertible preferred shares to ordinary shares, Shares | shares	[1]			250,826,100		250,826,100
Automatic conversion of redeemable convertible preferred shares to ordinary shares		12,628,087		¥ 3						12,628,084
Share-based compensation, Shares | shares	[1]			2,601,000		2,601,000
Share-based compensation		315,362								315,362
Repurchase of ordinary shares, Shares | shares								(109,944)	(109,944)
Repurchase of ordinary shares		(7,042)						¥ (7,042)
Net loss		(6,429,059)	$ (1,008,860)											(6,429,059)
Other comprehensive loss		(161,281)										(161,281)
Ending balance, Shares at Dec. 31, 2021 | shares				324,708,328	[1]	324,708,328	[1]	(109,944)	(109,944)
Ending balance at Dec. 31, 2021		¥ 728,069	$ 114,250	¥ 4		$ 1		¥ (7,042)	$ (1,105)	¥ 13,685,062	$ 2,147,485	¥ (184,242)	$ (28,912)	¥ (12,765,713)	$ (2,003,219)

[1]	As of December 31, 2019, 2020 and 2021, nil, nil and 29,633,200 ordinary shares were held by EatBetter Holding Limited related to the Amended and Restated 2020 Share Incentive Plan (Note 14), respectively. These shares are considered legally issued but not outstanding.